UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2017 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 93.7%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 0.89% *, 4/1/2037, LOC: U.S. Bank NA	8,075,000	8,075,000
Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 0.8% *, 12/1/2041, SPA: Federal Home Loan Bank	4,940,000	4,940,000
Arizona 1.4%
Arizona, Salt River Pima-Maricopa Indian Community, 0.85% *, 10/1/2025, LOC: Bank of America NA	5,150,000	5,150,000
Arkansas 1.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.04% *, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 19.4%
California, Department of Water Resources Revenue, TECP, 0.89%, 9/12/2017, LOC: Wells Fargo Bank NA	7,000,000	7,000,000
California, Health Facilities Financing Authority Revenue, TECP, 0.94%, 9/5/2017	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, 0.87% **, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, 0.87% **, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000
California, State General Obligation, 4.0%, 9/1/2017	9,420,000	9,446,272
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 1.19% **, Mandatory Put 10/4/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,592,381
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.89%, 8/10/2017	2,500,000	2,500,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/28/2018	4,000,000	4,146,233
San Diego, CA, Public Facilities Financing Authority, TECP, 0.95%, 12/5/2017, LOC: Bank of America NA	1,612,000	1,612,000
San Jose, CA, Redevelopment Agency, TECP, 0.93%, 9/29/2017	15,000,000	15,000,000
		68,926,886
District of Columbia 2.0%
District of Columbia, Metropolitan Washington Apartments, TECP, 0.9%, 8/28/2017, LOC: JPMorgan Chase Bank NA	4,500,000	4,500,000
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.84% *, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,535,000	2,535,000
		7,035,000
Florida 6.2%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.89% *, 7/15/2024, LIQ: Fannie Mae, LOC: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.82% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 0.96%, 9/7/2017, LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.8% *, 1/1/2039, LOC: TD Bank NA	2,900,000	2,900,000
Orange County, FL, Housing Finance Authority, Post Fountains Project, 0.8% *, 6/1/2025, LIQ: Fannie Mae	365,000	365,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.85% *, 11/1/2036, LOC: Northern Trust Co.	700,000	700,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.87% *, 1/1/2043, LOC: Freddie Mac	5,500,000	5,500,000
		22,015,000
Georgia 4.2%
Atlanta, GA, Water & Sewer Revenue, TECP, 1.0%, 10/3/2017	13,100,000	13,100,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.9%, 8/8/2017	1,417,000	1,417,000
Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.88% *, 9/1/2027, LOC: Branch Banking & Trust	500,000	500,000
		15,017,000
Idaho 1.4%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,139,238
Illinois 4.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.82% *, 1/1/2035, LOC: Bank of Montreal	3,000,000	3,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 0.82% *, 3/1/2032, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.84% *, 6/1/2029, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 0.82% *, 3/1/2043, LOC: Northern Trust Co.	1,000,000	1,000,000
		17,200,000
Indiana 0.3%
Indiana, State Municipal Power Agency Revenue, Series A, 0.9% *, 1/1/2018, LOC: Citibank NA	940,000	940,000
Iowa 2.6%
Iowa, State Finance Authority Revenue, Trinity Health Corp. Obligated Group, Series D, 0.82% *, 12/1/2030	9,080,000	9,080,000
Kansas 0.3%
Kansas, State Department of Transportation Highway Revenue, Series B-3, 1.062% **, 9/1/2017	1,000,000	999,968
Maryland 1.1%
Maryland, State & Local Facility, Series B, 5.25%, 8/15/2017	3,000,000	3,005,070
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.83% *, 7/1/2028, LOC: PNC Bank NA	980,000	980,000
		3,985,070
Massachusetts 4.2%
Massachusetts, Municipal Securities Trust Receipts, "A", 144A, 0.85% *, 5/1/2037, INS: FGIC, LIQ: Societe Generale	3,000,000	3,000,000
Massachusetts, State General Obligation, Series C, 5.5%, 12/1/2017, INS: AGMC	680,000	690,634
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.84% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, Water Resources Authority, TECP, 0.95%, 10/3/2017, LOC: State Street Bank & Trust Co.	9,000,000	9,000,000
		14,990,634
Michigan 0.3%
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.97% *, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Minnesota 3.8%
Minnesota, State Highway & Various Purpose, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2025, INS: AGMC	10,000,000	10,004,392
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.83% *, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		13,504,392
Missouri 0.7%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.85% *, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 2.6%
Clark County, NV, Airport Revenue, Series A-2, AMT, 0.87% *, 7/1/2022, LOC: State Street Bank & Trust Co.	6,710,000	6,710,000
Reno, NV, Sales Tax Revenue, Senior Lien, 0.86% *, 6/1/2042, LOC: Bank of New York Mellon	2,705,000	2,705,000
		9,415,000
New Hampshire 1.9%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 0.83% *, 5/1/2026, LOC: TD Bank NA	6,635,000	6,635,000
New York 3.4%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.82% *, 5/1/2048, LOC: Bank of China	6,700,000	6,700,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.85% *, 4/1/2020	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 89 Murray Street, Series A, AMT, 0.88% *, 6/15/2039, LIQ: Fannie Mae, LOC: Fannie Mae	1,250,000	1,250,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.85% *, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments II, Series A, AMT, 0.88% *, 3/1/2038, LOC: Freddie Mac	400,000	400,000
		12,015,000
North Carolina 1.3%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Center, Series A, 0.84% *, 10/1/2038, LOC: PNC Bank NA	1,230,000	1,230,000
North Carolina, State Medical Care Commission, Catholic Health East, 0.83% *, 11/15/2028	3,300,000	3,300,000
		4,530,000
Ohio 4.8%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2018	4,400,000	4,415,251
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.89% *, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
		17,215,251
Pennsylvania 4.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.83% *, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 0.82% *, 9/1/2028, LOC: PNC Bank NA	4,400,000	4,400,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.82% *, 3/1/2024, LOC: U.S. Bank NA	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 0.87% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
		14,900,000
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.84% *, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
Tennessee 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 0.83% *, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 7.9%
Denton, TX, Independent School District, Prerefunded 8/15/2017 @ 100, 5.0%, 8/15/2038	14,525,000	14,547,781
Texas, State General Obligation, 0.82% *, 12/1/2047, SPA: Sumitomo Mitsui Banking	9,680,000	9,680,000
Texas, State Municipal Power Agency Revenue, Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	870,000	869,397
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.85% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		28,197,178
Virginia 3.0%
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Woodman West Apartments Project, AMT, 0.85% *, 6/15/2043, LIQ: Fannie Mae, LOC: Fannie Mae	5,000,000	5,000,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.82% *, 8/15/2043, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
		10,585,000
Other 5.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.84% *, 10/15/2029, LIQ: Freddie Mac	2,875,000	2,875,000
"A", Series M031, 0.9% **, 12/15/2045, LIQ: Freddie Mac	10,205,000	10,205,000
Series M033, 0.9% **, 3/15/2049, LIQ: Freddie Mac	2,100,000	2,100,000
"A", Series M015, AMT, 0.92% **, 5/15/2046, LIQ: Freddie Mac	2,960,000	2,960,000
		18,140,000
Total Municipal Investments (Cost $333,565,617)		333,565,617
Preferred Shares of Closed-End Investment Companies 6.3%
California 3.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.02% *, 6/1/2041	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.97% *, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		12,500,000
Other Territories 2.8%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 0.94% *, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $22,500,000)		22,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $356,065,617) †	100.0	356,065,617
Other Assets and Liabilities, Net	0.0	(50,132)
Net Assets	100.0	356,015,485

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes and variable demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand, either daily or weekly, and are shown at their current rates as of July 31, 2017. Maturity date shown is the final maturity date.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
† The cost for federal income tax purposes was $356,065,617.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$333,565,617	$—	$333,565,617
Preferred Shares of Closed-End Investment Companies(a)		22,500,000		22,500,00
Total	$—	$356,065,617	$—	$356,065,617

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017